Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Net operating loss carryforwards	$ 31,425	$ 26,759
Capital loss	12,345
Reserves and accruals	1,348	1,126
Stock compensation	3,496	1,423
Lease Liability	71	2,511
Sec 174 Cap	1,714	1,823
Intangibles	1,013	1,073
Other	2,875	1,137
Total deferred tax assets before valuation allowance	54,287	35,852
Less: Valuation Allowance	(53,944)	(32,654)
Total deferred tax assets, net of valuation allowance	343	3,198
Deferred Tax Liabilities:
Fixed assets	(296)	(300)
Lease ROA	(47)	(2,898)
Intangibles
Other
Total deferred tax liabilities	(343)	(3,198)
Net deferred tax assets/(liabilities)